[Eaton Vance Mutual Funds Logo]                          [Picture of money]
Investing for the 21st Century-Registered Trademark-



Semiannual Report March 31, 2000

[Picture of a statue of a man on a horse]



                                  EATON VANCE
                                  INCOME FUND
                                   OF BOSTON

                                             [LOGO "75 YEARS OF EXCELLENCE
                                                    EATON 75TH VANCE
                                                    ANNIVERSARY"]



[Picture of buildings]

Eaton Vance Income Fund of Boston as of March 31, 2000
INVESTMENT UPDATE

Investment Environment
-------------------------------------------------------------------------------

- The high-yield market continued to present promising investment opportunities during the six-month period ended March 31, 2000. Quality spreads - the yield differential between high-yield bonds and similar-maturity Treasury bonds
  - remained at the high end of their historical range, around 600 basis points (6.0%) at March 31.

- While generally resistant to the Federal Reserve's interest rate hikes, the high-yield market again competed with the robust stock market for investors' attention. In a volatile market, the CS First Boston High Yield Bond Index had a total return of 0.77% for the six months ended March 31, 2000.

- Because of muted investor demand, the new issue market was generally limited to large cap, BB-rated repeat issuers. That afforded market participants some opportunities to purchase bonds of these BB-rated borrowers at very compelling coupon levels.

The Fund
-------------------------------------------------------------------------------

  PERFORMANCE FOR THE PAST SIX MONTHS

- During the six months ended March 31, 2000, the Fund's Class A shares had a total return of 7.21%. This return resulted from an increase in net asset value (NAV) to $8.33 per share on March 31, 2000 from $8.16 on September 30, 1999 and the reinvestment of $0.41 in dividends.(1)

- The Fund's Class I shares had a total return of 7.39% during the period, the result of an increase in NAV to $9.92 per share from $9.71 per share and the reinvestment of $0.4965 in dividends.

- Based on the Fund's most recent distributions and NAVs on March 31, 2000 of $8.33 per share for Class A and $9.92 for Class I, the Class A and Class I distribution rates were 9.82% and 9.98%, respectively.(2) The SEC 30-day yields for Class A and I shares at March 31, 2000 were 9.84% and 10.37%.(3)

  RECENT FUND DEVEOPMENTS

- The Fund outperformed the average return of its High Current Yield Classification peer group during the six months ended March 31, 2000, according to Lipper Inc., a nationally recognized monitor of mutual fund performance.(4)

- International wireline communication services constituted the Fund's largest sector weighting at March 31. The Fund emphasized European companies, including Versatel Telecom BV, a leading provider of voice, data and Internet services in Belgium and The Netherlands. When completed, the company's advanced fiber optic network will enable it to offer an expanded array of broadband services.

- The Fund maintained a large exposure to the broadcast and cable sectors.
  The Fund's largest cable holding was Telewest Communications PLC, a U.K.-based operator. Through an aggressive acquisition strategy, the company owns, wholly or in part, 41 cable franchises, representing 33% of the U.K. cable audience.

- Amid rising energy prices and an increase in exploration activity, the Fund had selected investments in the energy services area. R&B Falcon Corp. is among the gas industry's largest drilling companies, operating a fleet of 140 rigs wordwide. Falcon's units are currently active in North America, South America, Europe, Africa and the Pacific.

- The Fund diversified into companies that are building the telecom infrastructure. Those investments included Spectrasite Holdings, Inc. and Crown Castle, which own and operate cellular towers, and PSINet, Inc. and Verio, Inc., Internet service providers that appear to have a fast-growing customer base among businesses.

  ----------------------------------------------------------------------------
  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. YIELD WILL VARY.
  ----------------------------------------------------------------------------

-------------------------------------------------------------------------------

  FUND INFORMATION
  AS OF MARCH 31, 2000


PERFORMANCE(5)                 CLASS A        CLASS I
---------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
---------------------------------------------------------------------------------
One Year                        8.66%         N.A.
Five Years                     11.73          N.A.
Ten Years                      12.49          N.A.
Life of Fund+                  10.20          6.92%++

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING 4.75% SALES CHARGE FOR CLASS A SHARES)
----------------------------------------------------------------------------------
One Year                        3.51%         N.A.
Five Years                     10.64          N.A.
Ten Years                      11.94          N.A.
Life of Fund+                  10.00          6.92%++

+  Inception dates: Class A: 6/15/72; Class I: 7/1/99
++ Returns for Class I are cumulative total returns.


TEN LARGEST HOLDINGS(6)
----------------------------------------------------------------------------------
Nextel Partners, Inc.                         2.6%
Telewest Communication PLC                    2.2
Hollywood Casino Corp.                        1.8
Spectrasite Holdings, Inc.                    1.8
R&B Falcon Corp.                              1.8
United Pan-Europe Communications              1.6
Versatel Telecom BV                           1.6
Global Crossing Holding Ltd.                  1.5
PSINet, Inc.                                  1.4
Carrier1 International                        1.4

(1) This return does not include the Fund's 4.75% maximum sales charge for Class A shares. (2) The Fund's distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value. (3) The Fund's SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (4) It is not possible to invest directly in an Index or Lipper Classification. (5) Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns reflect sales charge as noted. Shares redeemed within 3 months of purchase, including exchanges, will be subject to a 1% early redemption fee. (6) Ten largest holdings account for 17.7% of the Fund's investments, determined by dividing the total market value of the holdings by the total investments of the Fund. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

CORPORATE BONDS & NOTES -- 79.5%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Aerospace and Defense -- 0.5%
------------------------------------------------------------------------------
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                     $ 1,100      $  1,116,500
Transdigm, Inc., 10.375%, 12/1/08                      1,700         1,368,500
------------------------------------------------------------------------------
                                                                  $  2,485,000
------------------------------------------------------------------------------
Airlines -- 0.7%
------------------------------------------------------------------------------
Northwest Airlines, Inc.,
7.875%, 3/15/08                                      $ 4,290      $  3,587,680
------------------------------------------------------------------------------
                                                                  $  3,587,680
------------------------------------------------------------------------------
Apparel -- 1.2%
------------------------------------------------------------------------------
Coyne International Enterprises,
Sr. Sub. Notes, 11.25%, 6/1/08                       $   840      $    684,600
Hosiery Corp. of America, Inc.,
Sr. Sub. Notes, 13.75%, 8/1/02                         1,700         1,774,375
William Carter Co., Sr. Sub. Notes,
10.375%, 12/1/06                                       3,715         3,139,175
------------------------------------------------------------------------------
                                                                  $  5,598,150
------------------------------------------------------------------------------
Auto and Parts -- 1.1%
------------------------------------------------------------------------------
Holley Performance Products ,
12.25%, 9/15/07                                      $ 1,000      $    980,000
J.L. French Automative Casting,
11.50%, 6/1/09                                         1,850         1,822,250
Talon Automotive Group, Sr. Sub. Notes,
9.625%, 5/1/08                                         2,550         1,262,250
Tenneco Automotive, Inc.,
11.625%, 10/15/09                                      1,500         1,470,000
------------------------------------------------------------------------------
                                                                  $  5,534,500
------------------------------------------------------------------------------
Broadcasting and Cable -- 10.5%
------------------------------------------------------------------------------
ACME Television Services, Inc., 10.875%
(0% until 2000), 9/30/04                             $ 2,000      $  1,780,000
Charter Communication Holdings LLC,
Sr. Disc. Notes, 11.75% (0% until
2005), 1/15/10(1)                                      1,750           973,437
Charter Communication Holdings LLC,
Sr. Notes, 8.625%, 4/1/09                              1,750         1,553,125
Charter Communication Holdings LLC,
Sr. Notes, 10.00%, 4/1/09(1)                             500           485,000
Diamond Cable Communications Co.,
Sr. Disc. Notes, 11.75% (0% until
2000), 12/15/05                                        1,000           960,000
EchoStar DBS Corp., Sr. Notes,
9.375%, 2/1/09                                         3,250         3,152,500
Golden Sky DBS, Inc., Sr. Disc. Notes,
13.50% (0% until 2004), 3/1/07                         2,855         1,927,125
Golden Sky Systems, 12.375%, 8/1/06                    2,185         2,414,425
Muzak Holdings LLC, 9.875%, 3/15/09                    2,100         2,026,500
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Broadcasting and Cable (continued)
------------------------------------------------------------------------------
Muzak Holdings LLC, Sr. Disc. Notes,
13.00% (0% until 2004), 3/15/10                      $ 2,812      $  1,602,840
NTL Communications Corp., Sr. Notes,
9.25%, 11/15/06(1)                        EUR          1,500         1,415,962
NTL Communications Corp., Sr. Notes,
9.75%, 4/15/09                            GBP          2,000         1,818,756
NTL Communications Corp., Sr. Notes,
9.875%, 11/15/09(1)                       EUR          2,100         1,962,222
NTL Communications Corp., Sr. Notes,
12.375% (0% until 2003), 10/1/08                         725           469,437
Ono Finance PLC, 13.00%, 5/1/09(1)                     3,440         3,491,600
Ono Finance PLC, 13.00%, 5/1/09(1)        EUR          1,200         1,207,521
Pegasus Communications Corp.,
Sr. Notes, 9.75%, 12/1/06                              1,000           965,000
Pegasus Communications Corp.,
Sr. Notes, 12.50%, 8/1/07(1)                           1,440         1,562,400
RCN Corp., Sr. Disc. Notes, 9.80%
(0% until 2003), 2/15/08                                 750           438,750
RCN Corp., Sr. Disc. Notes, 11.125%
(0% until 2002), 10/15/07                              1,250           806,250
Telemundo Holdings, Inc., Sr. Disc.
Notes, 11.50% (0% until 2003), 8/15/08                 2,200         1,424,500
Telewest Communication PLC, Debs.,
9.625%, 10/1/06                                           75            72,750
Telewest Communication PLC, Debs.,
11.00% (0% until 2000), 10/1/07                        2,610         2,453,400
Telewest Communication PLC, Sr. Disc.
Notes, 9.875% (0% until 2004),
4/15/09(1)                                GBP          6,175         6,107,989
Telewest Communication PLC, Sr. Notes,
9.875%, 2/1/10(1)                         GBP          1,275         2,018,879
United Pan-Europe Communications,
Sr. Disc. Notes, 13.375%
(0% until 2004), 11/1/09(1)                            6,250         3,218,750
United Pan-Europe Communications,
Sr. Notes, 10.875%, 11/1/07(1)                           250           233,750
United Pan-Europe Communications,
Sr. Notes, 10.875%, 11/1/07(1)            EUR            750           713,372
United Pan-Europe Communications,
Sr. Notes, 11.25%, 11/1/09(1)             EUR          2,460         2,345,753
United Pan-Europe Communications,
Sr. Notes, 11.25%, 2/1/10(1)                           1,375         1,326,875
------------------------------------------------------------------------------
                                                                  $ 50,928,868
------------------------------------------------------------------------------
Business Services - Miscellaneous -- 1.1%
------------------------------------------------------------------------------
AP Holdings, Inc., Sr. Disc. Notes,
11.25% (0% until 2003), 3/15/08                      $ 2,450      $    502,250
Apcoa, Inc., Guaranteed Sr. Sub. Notes,
9.25%, 3/15/08                                           830           461,687

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Business Services - Miscellaneous (continued)
------------------------------------------------------------------------------
Federal Data Corp., Sr. Sub. Notes,
10.125%, 8/1/05                                      $ 1,185      $    773,212
Intertek Finance PLC, Sr. Sub. Notes,
10.25%, 11/1/06                                        1,400         1,169,000
Richmont Marketing Special,
10.125%, 12/15/07                                      4,445         2,333,625
------------------------------------------------------------------------------
                                                                  $  5,239,774
------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 2.8%
------------------------------------------------------------------------------
Anthony Crane Rental LP, Guaranteed
Sr. Notes, 10.375%, 8/1/08                           $ 1,000      $    805,000
NationsRent, Inc., Guaranteed Sr. Sub.
Notes, 10.375%, 12/15/08                               1,400         1,256,500
Neff Corp., 10.25%, 6/1/08                             1,950         1,730,625
Neff Corp., Guaranteed Sr. Sub. Notes,
10.25%, 6/1/08                                           850           754,375
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 11.25% (0% until 2004), 4/15/09                 5,100         2,652,000
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.00% (0% until 2003), 7/15/08                 1,150           695,750
Spectrasite Holdings, Inc., Sr. Disc.
Notes, 12.875% (0% until 2005),
3/15/10(1)                                             4,580         2,393,050
Spectrasite Holdings, Inc., Sr. Notes,
10.75%, 3/15/10(1)                                     3,400         3,238,500
------------------------------------------------------------------------------
                                                                  $ 13,525,800
------------------------------------------------------------------------------
Chemicals -- 1.4%
------------------------------------------------------------------------------
PCI Chemicals Canada, Inc.,
9.25%, 10/15/07                                      $ 3,000      $  2,475,000
Sovereign Specialty Chemicals, Sr. Sub.
Notes, 11.875%, 3/15/10(1)                             2,000         1,980,000
Sterling Chemicals Holdings, Inc.,
Sr. Sub. Notes, 11.25%, 4/1/07                           250           204,375
Sterling Chemicals Holdings, Inc.,
Sr. Sub. Notes, 11.75%, 8/15/06                        2,750         2,337,500
------------------------------------------------------------------------------
                                                                  $  6,996,875
------------------------------------------------------------------------------
Consumer Products -- 1.0%
------------------------------------------------------------------------------
Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                     $ 1,120      $    980,000
Glenoit Corp., Sr. Sub. Notes,
11.00%, 4/15/07                                        2,400           684,000
Icon Health and Fitness, Inc.,
12.00%, 9/27/05(1)                                       355           195,360
Polaroid Corp., Sr. Notes,
11.50%, 2/15/06                                        2,500         2,562,500
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Consumer Products (continued)
------------------------------------------------------------------------------
Weight Watchers International, Inc.,
Sr. Sub. Notes, 13.00%, 10/1/09(1)                   $   600      $    615,000
------------------------------------------------------------------------------
                                                                  $  5,036,860
------------------------------------------------------------------------------
Containers and Packaging -- 0.5%
------------------------------------------------------------------------------
Consumers International, Inc.,
Sr. Notes, 10.25%, 4/1/05                            $   985      $    674,725
Stone Container Corp., Sr. Notes,
12.58%, 8/1/16                                         1,800         1,917,000
------------------------------------------------------------------------------
                                                                  $  2,591,725
------------------------------------------------------------------------------
Drugs -- 1.0%
------------------------------------------------------------------------------
King Pharmaceutical, Inc.,
10.75%, 2/15/09                                      $ 1,250      $  1,243,750
Warner Chilcott, Inc.,
12.625%, 2/15/08(1)                                    3,675         3,629,062
------------------------------------------------------------------------------
                                                                  $  4,872,812
------------------------------------------------------------------------------
Electronic Equipment -- 0.8%
------------------------------------------------------------------------------
Cherokee International, Sr. Sub. Notes,
10.50%, 5/1/09                                       $ 1,625      $  1,344,687
Viasystems, Inc., Sr. Sub. Notes,
9.75%, 6/1/07                                            900           760,500
Viasystems, Inc., Sr. Sub. Notes, Series
B, 9.75%, 6/1/07                                         895           756,275
Wavetek Corp., Sr. Sub. Notes,
10.125%, 6/15/07                                         840           928,200
------------------------------------------------------------------------------
                                                                  $  3,789,662
------------------------------------------------------------------------------
Entertainment -- 1.3%
------------------------------------------------------------------------------
Marvel Enterprise, Inc., 12.00%, 6/15/09             $ 2,963      $  2,533,365
Premier Parks, Inc., Sr. Notes,
9.75%, 6/15/07                                         1,625         1,529,531
Regal Cinemas, Inc., Sr. Sub. Notes,
8.875%, 12/15/10                                       2,860         1,072,500
Regal Cinemas, Inc., Sr. Sub. Notes,
9.50%, 6/1/08                                          2,590         1,100,750
------------------------------------------------------------------------------
                                                                  $  6,236,146
------------------------------------------------------------------------------
Financial Services -- 0.2%
------------------------------------------------------------------------------
Willis Corroon Corp., 9.00%, 2/1/09                  $ 1,600      $  1,192,000
------------------------------------------------------------------------------
                                                                  $  1,192,000
------------------------------------------------------------------------------
Foods -- 2.0%
------------------------------------------------------------------------------
B & G Foods, Inc., Sub. Notes,
9.625%, 8/1/07                                       $ 1,860      $  1,515,900
Del Monte Corp., Sr. Notes,
12.25%, 4/15/07                                        2,820         2,961,000

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Foods (continued)
------------------------------------------------------------------------------
Del Monte Foods Co., Sr. Disc. Notes,
12.50% (0% until 2002), 12/15/07                     $   875      $    656,250
Luigino's, Inc., Sr. Sub. Notes,
10.00%, 2/1/06                                           825           688,875
Premier International Foods, Sr. Notes,
12.00%, 9/1/09(1)                                      4,188         3,957,660
------------------------------------------------------------------------------
                                                                  $  9,779,685
------------------------------------------------------------------------------
Health Services -- 0.2%
------------------------------------------------------------------------------
Lifepoint Hospitals Holding,
10.75%, 5/15/09                                      $   830      $    834,150
------------------------------------------------------------------------------
                                                                  $    834,150
------------------------------------------------------------------------------
Information Technology Services -- 8.0%
------------------------------------------------------------------------------
Covad Communication Group, Sr. Notes,
12.00%, 2/15/10(1)                                   $ 4,125      $  3,774,375
Cybernet Internet Services
International, Inc., Sr. Notes,
14.00%, 7/1/09                                         1,675         1,314,875
Diva Systems Corp., Sr. Notes, 12.625%
(0% until 2003), 3/1/08                                2,250         1,293,750
Equinix, Inc., 13.00%, 12/1/07                         1,500         1,567,500
Exodus Communications, Inc., Sr. Notes,
10.75%, 12/15/09                                       1,312         1,305,440
Exodus Communications, Inc., Sr. Notes,
10.75%, 12/15/09(1)                       EUR            844           841,201
Exodus Communications, Inc., Sr. Notes,
11.25%, 7/1/08                                         4,810         4,810,000
Globix Corp., Sr. Notes,
12.50%, 2/1/10(1)                                      3,500         3,237,500
IPC Information Systems, Sr. Disc.
Notes, 10.875% (0% until 2001), 5/1/08                 1,750         1,529,062
Northpoint Communication Group, Inc.,
12.875%, 2/15/10(1)                                    4,875         4,363,125
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06(1)                                       500           480,000
PSINet, Inc., Sr. Notes,
10.50%, 12/1/06(1)                        EUR          1,200         1,161,520
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09                3,425         3,339,375
PSINet, Inc., Sr. Notes, 11.00%, 8/1/09   EUR          1,000           967,933
PSINet, Inc., Sr. Notes,
11.50%, 11/1/08                                        1,025         1,030,125
Rhythms NetConnections, Sr. Notes,
14.00%, 2/15/10(1)                                     2,000         1,730,000
Verio, Inc., Sr. Notes,
10.625%, 11/15/09(1)                                   2,500         2,437,500
Verio, Inc., Sr. Notes, 11.25%, 12/1/08                3,060         3,044,700
Verio, Inc., Sr. Notes, 13.50%, 6/15/04                  800           863,000
------------------------------------------------------------------------------
                                                                  $ 39,090,981
------------------------------------------------------------------------------
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Lodging and Gaming -- 5.3%
------------------------------------------------------------------------------
HMH Properties, 7.875%, 8/1/08                       $ 1,787      $  1,514,483
Hollywood Casino Corp., 11.25%, 5/1/07                 1,400         1,407,000
Hollywood Casino Corp., 12.414%, 5/1/06                4,375         4,528,125
Hollywood Casino Corp., First Mortgage
Bonds, 13.00%, 8/1/06(1)                               2,850         3,035,250
Horseshoe Gaming Holding Corp.,
8.625%, 5/15/09                                          687           630,323
Majestic Star LLC, 10.875%, 7/1/06                     1,750         1,636,250
Mandalay Resort Group, Sr. Sub. Notes,
9.25%, 12/1/05                                         2,300         2,196,500
Sun International Hotels,
8.625%, 12/15/07                                       1,500         1,372,500
Sun International Hotels, Sr. Sub.
Notes, 9.00%, 3/15/07                                  4,475         4,049,875
Trump Atlantic City Associates, Inc.,
11.25%, 5/1/06                                         2,813         1,891,743
Waterford Gaming LLC, Sr. Notes,
9.50%, 3/15/10(1)                                      3,569         3,408,395
------------------------------------------------------------------------------
                                                                  $ 25,670,444
------------------------------------------------------------------------------
Manufacturing -- 0.6%
------------------------------------------------------------------------------
Blount, Inc., 13.00%, 8/1/09                         $ 1,000      $  1,027,500
Roller Bearing Holdings Co., Sr. Disc.
Notes, 13.00% (0% until 2002),
6/15/09(1)                                             3,467         1,811,508
------------------------------------------------------------------------------
                                                                  $  2,839,008
------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 2.5%
------------------------------------------------------------------------------
DI Industries, Inc., (Grey Wolf, Inc.),
Sr. Notes, 8.875%, 7/1/07                            $ 2,876      $  2,617,160
Grant Geophysical, Inc., Sr. Notes,
9.75%, 2/15/08                                         1,000           635,000
Key Energy Services, Inc.,
14.00%, 1/15/09                                        1,000         1,085,000
R&B Falcon Corp., 9.50%, 12/15/08                      2,210         2,132,650
R&B Falcon Corp., 10.25%, 5/15/03                      3,250         3,217,500
RBF Finance Co., 11.375%, 3/15/09                        800           852,000
Universal Compression, Inc., Sr. Disc.
Notes, 9.875% (0% until 2003), 2/15/08                 2,350         1,351,250
------------------------------------------------------------------------------
                                                                  $ 11,890,560
------------------------------------------------------------------------------
Oil and Gas - Exploration and Development -- 0.3%
------------------------------------------------------------------------------
Comstock Resources, Inc., 11.25%, 5/1/07             $ 1,350      $  1,316,250
------------------------------------------------------------------------------
                                                                  $  1,316,250
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.7%
------------------------------------------------------------------------------
Chesapeake Energy Corp., 9.125%, 4/15/06             $ 1,100      $    979,000
Chesapeake Energy Corp., Sr. Notes,
7.875%, 3/15/04                                          330           295,350
Chesapeake Energy Corp., Sr. Notes,
8.50%, 3/15/12                                         2,120         1,727,800
Energy Corp. of America, Sr. Sub. Notes,
9.50%, 5/15/07                                           390           282,750
Gothic Production Corp.,
11.125%, 5/1/05                                        4,000         3,420,000
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06                                          250           241,250
Plains Resources, Inc., Sr. Sub. Notes,
10.25%, 3/15/06(1)                                     1,250         1,206,250
------------------------------------------------------------------------------
                                                                  $  8,152,400
------------------------------------------------------------------------------
Oil and Gas - Refining -- 0.1%
------------------------------------------------------------------------------
Western Gas Resources, 10.00%, 6/15/09               $   300      $    304,500
------------------------------------------------------------------------------
                                                                  $    304,500
------------------------------------------------------------------------------
Packaging -- 0.7%
------------------------------------------------------------------------------
Clondalkin Industries, Sr. Notes,
10.625%, 1/15/10(1)                       EUR        $   375      $    368,366
IFCO Systems NV, Sr. Sub. Notes,
10.625%, 3/15/10(1)                       EUR          1,628         1,607,000
Kappa Beheer BV, 10.625%, 7/15/09         EUR          1,500         1,536,355
------------------------------------------------------------------------------
                                                                  $  3,511,721
------------------------------------------------------------------------------
Paper and Forest Products -- 0.3%
------------------------------------------------------------------------------
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07                                $   850      $    595,000
Pacifica Papers, Inc., 10.00%, 3/15/09                   500           487,500
Pindo Deli Finance Mauritius, Ltd.,
Guaranteed Sr. Notes, 10.75%, 10/1/07                    600           430,500
------------------------------------------------------------------------------
                                                                  $  1,513,000
------------------------------------------------------------------------------
Printing and Business Products -- 1.1%
------------------------------------------------------------------------------
MDC Communications Corp., Sr. Sub.
Notes, 10.50%, 12/1/06                               $ 3,900      $  3,744,000
Merrill Corp., 12.00%, 5/1/09(1)                       1,750         1,688,750
------------------------------------------------------------------------------
                                                                  $  5,432,750
------------------------------------------------------------------------------
Publishing -- 0.3%
------------------------------------------------------------------------------
American Lawyer Media Corp., Sr. Disc.
Notes, 12.25% (0% to 2002), 12/15/08                 $   730      $    469,025
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Publishing (continued)
------------------------------------------------------------------------------
Von Hoffman Press, Inc., Sr. Sub. Notes,
10.875%, 5/15/07(1)                                  $ 1,275      $  1,204,875
------------------------------------------------------------------------------
                                                                  $  1,673,900
------------------------------------------------------------------------------
Restaurants -- 1.0%
------------------------------------------------------------------------------
AFC Enterprises, Inc., Sr. Sub Notes,
10.25%, 5/15/07                                      $ 2,400      $  2,340,000
Sbarro, Inc., Sr. Notes,
11.00%, 9/15/09                                        2,500         2,512,500
------------------------------------------------------------------------------
                                                                  $  4,852,500
------------------------------------------------------------------------------
Retail - Food and Drug -- 1.2%
------------------------------------------------------------------------------
Pantry, Inc., Sr. Sub. Notes,
10.25%, 10/15/07                                     $ 4,270      $  3,778,950
Pathmark Stores, Inc., Sr. Sub. Notes,
9.625%, 5/1/03                                         3,000         2,175,000
------------------------------------------------------------------------------
                                                                  $  5,953,950
------------------------------------------------------------------------------
Retail - General -- 2.1%
------------------------------------------------------------------------------
Advance Holding Corp., Sr. Debs.,
12.875% (0% until 2003), 4/15/09                     $ 1,000      $    496,250
Advance Stores Co., Inc., Sr. Sub.
Notes, 10.25%, 4/15/08                                 1,600         1,272,000
Ames Department Stores, Sr. Notes,
10.00%, 4/15/06                                        6,100         5,734,000
Kindercare Learning Ctrs., Inc.,
Sr. Sub. Notes, 9.50%, 2/15/09                         1,850         1,692,750
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                       1,015         1,009,925
------------------------------------------------------------------------------
                                                                  $ 10,204,925
------------------------------------------------------------------------------
Semiconductors -- 2.7%
------------------------------------------------------------------------------
Amkor Technologies, Inc., Sr. Notes,
9.25%, 5/1/06                                        $ 2,650      $  2,570,500
Asat Finance LLC, 12.50%, 11/1/06(1)                     900           949,500
Asat Finance LLC, 12.50%, 11/1/06(1)                   3,900         4,660,500
Intersil Corp., 13.25%, 8/15/09                          810           923,400
SCG Holding Corp., 12.00%, 8/1/09                      3,750         4,031,250
------------------------------------------------------------------------------
                                                                  $ 13,135,150
------------------------------------------------------------------------------
Transportation -- 0.8%
------------------------------------------------------------------------------
Budget Group, Inc., Sr. Notes,
9.125%, 4/1/06                                       $ 1,940      $  1,561,700
MTL, Inc., 10.498%, 6/15/06                              400           334,000
Pacer International, Inc.,
11.75%, 6/1/07                                         1,886         1,876,570

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Transportation (continued)
------------------------------------------------------------------------------
Worldwide Flight Service,
12.25%, 8/15/07                                      $   250      $    235,000
------------------------------------------------------------------------------
                                                                  $  4,007,270
------------------------------------------------------------------------------
Waste Management -- 0.3%
------------------------------------------------------------------------------
Stericycle, Inc. , 12.375%, 11/15/09                 $ 1,200      $  1,236,000
------------------------------------------------------------------------------
                                                                  $  1,236,000
------------------------------------------------------------------------------
Wireless Communication Services -- 7.2%
------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc. , 12.875%
(0% until 2005), 2/15/10                             $ 3,875      $  1,898,750
Clearnet Communications, Inc.,
10.125%, 7/7/07(1)                                     1,500         1,500,000
Dobson/Sygnet Communications, Inc.,
Sr. Notes, 12.25%, 12/15/08                              375           388,125
Dolphin Telecom PLC, Sr. Disc. Notes,
14.00% (0% until 2004), 5/15/09                        5,225         1,959,375
Leap Wireless, 12.50%, 4/15/10(1)                      2,500         2,512,500
Nextel Communications, Inc., Sr. Disc.
Notes, 10.65% (0% until 2002), 9/15/07                 2,160         1,582,200
Nextel Communications, Inc., Sr. Notes,
9.375%, 11/15/09                                       4,965         4,592,625
Nextel International, Inc., Sr. Disc.
Notes, 12.125% (0% until 2003), 4/15/08                1,500           933,750
Nextel Partners, Inc., Sr. Notes,
11.00%, 3/15/10(1)                                     4,575         4,449,188
PTC International Finance II SA,
11.25%, 12/1/09(1)                                       625           637,500
PTC International Finance II SA,
11.25%, 12/1/09(1)                        EUR          1,125         1,142,031
TeleCorp PCS, Inc., 8.50%, 10/15/09                    3,500         2,730,000
Teligent, Inc., Sr. Notes,
11.50%, 12/1/07                                        4,250         3,846,250
US Unwired, Inc., Sr. Disc. Notes,
13.375% (0% until 2004), 11/1/09(1)                    2,600         1,397,500
Williams Communications Group, Inc.,
Sr. Notes, 10.875%, 10/1/09                            2,000         1,985,000
Winstar Communications, Inc., Sr. Disc.
Notes, 14.00% (0% until 2000), 10/15/05                3,350         3,433,750
------------------------------------------------------------------------------
                                                                  $ 34,988,544
------------------------------------------------------------------------------
Wireline Communication Services -
International -- 11.8%
------------------------------------------------------------------------------
Call-Net Enterprises, Inc., Sr. Notes,
8.00%, 8/15/08                                       $ 1,000      $    705,000
Call-Net Enterprises, Inc., Sr. Notes,
9.375%, 5/15/09                                          688           519,440
                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------

Wireline Communication Services -
International (continued)
------------------------------------------------------------------------------
Carrier1 International SA, Sr. Notes,
13.25%, 2/15/09                                      $ 4,125      $  4,300,313
Completel Europe NV, 14.00% (0% until
2004), 2/15/09                                         1,960           989,800
Esat Telecom Group PLC, Sr. Notes,
11.875%, 12/1/08                                         550           643,500
Esat Telecom Group PLC, Sr. Notes,
12.50% (0% until 2002), 2/1/07                           360           325,800
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                                       3,150         2,882,250
Esprit Telecom Group PLC, Sr. Notes,
11.50%, 12/15/07                          DEM          2,500         1,139,242
Flag Telecom Holdings Ltd., Sr. Notes,
11.625%, 3/30/10(1)                       EUR          3,930         3,653,326
Global Crossing Holding Ltd.,
Sr. Notes, 9.125%, 11/15/06(1)                         4,750         4,536,250
Global TeleSystems Group, Inc.,
11.00%, 12/1/09                           EUR          1,250         1,146,395
Globenet Communication Group Ltd.,
Sr. Notes, 13.00%, 7/15/07                             3,675         3,638,250
GT Group Telecom, 13.25% (0% until
2005), 2/1/10(1)                                       5,650         3,135,750
Jazztel PLC, Sr. Notes,
13.25%, 12/15/09(1)                       EUR          1,937         1,921,295
Jazztel PLC, Sr. Notes, 14.00%, 4/1/09    EUR          2,000         2,012,535
Level 3 Communications, Inc., Sr. Disc.
Notes, 12.875% (0% until 2005),
3/15/10(1)                                               750           376,875
Level 3 Communications, Inc.,
Sr. Notes, 10.75%, 3/15/08(1)             EUR          3,000         2,791,734
Level 3 Communications, Inc.,
Sr. Notes, 11.25%, 3/15/10(1)                          2,000         1,930,000
Level 3 Communications, Inc.,
Sr. Notes, 11.25%, 3/15/10(1)             EUR          1,750         1,651,956
Primus Telecom Group, Sr. Notes,
11.25%, 1/15/09                                          750           708,750
Primus Telecom Group, Sr. Notes,
11.75%, 8/1/04                                         1,150         1,098,250
RSL Communications PLC, Guaranteed
Sr. Notes, 10.50%, 11/15/08                              500           425,000
RSL Communications PLC, Sr. Notes,
12.25%, 11/15/06                                       1,015         1,004,850
RSL Communications PLC, Sr. Notes,
12.875%, 3/1/10(1)                        EUR          2,700         2,561,670
Tele1 Europe BV, Sr. Notes,
11.875%, 12/1/09(1)                       EUR          2,469         2,437,151
Tele1 Europe BV, Sr. Notes,
13.00%, 5/15/09                                          950           978,500

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Wireline Communication Services -
International (continued)
------------------------------------------------------------------------------
Versatel Telecom BV, Sr. Notes,
11.875%, 7/15/09                                     $ 1,255      $  1,251,863
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                        2,790         2,908,575
Versatel Telecom BV, Sr. Notes,
13.25%, 5/15/08                                        1,540         1,605,450
Viatel, Inc., Sr. Disc. Notes, 12.50%
(0% until 2003), 4/15/08                               1,260           696,150
Viatel, Inc., Sr. Notes,
11.25%, 4/15/08                                          520           481,000
Viatel, Inc., Sr. Notes,
11.50%, 3/15/09                                        3,200         3,008,000
------------------------------------------------------------------------------
                                                                  $ 57,464,920
------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 5.2%
------------------------------------------------------------------------------
Allegiance Telecom, Inc., Sr. Notes,
12.875%, 5/15/08                                     $ 2,345      $  2,579,500
Focal Communications Corp., Sr. Notes,
11.875%, 1/15/10(1)                                    1,125         1,130,625
GST Equipment Funding, Sr. Notes,
13.25%, 5/1/07                                         1,375           962,500
GST Telecommunications, Sr. Sub. Notes,
12.75%, 11/15/07                                         800           668,000
ICG Holdings, Inc., 12.50% (0% until
2001), 5/1/06                                          5,075         4,148,812
Intermedia Communications, Inc.,
Sr. Disc. Notes, 12.25%
(0% until 2004), 3/1/09                                2,250         1,361,250
Intermedia Communications, Inc.,
Sr. Disc. Notes, 12.50%
(0% until 2001), 5/15/06                               2,335         2,183,225
Metromedia Fiber Network, Sr. Notes,
10.00%, 11/15/08                                       2,000         1,910,000
MGC Communications, Inc., Sr. Notes,
13.00%, 4/1/10(1)                                      4,550         4,413,500
Nextlink Communications, Inc.,
Sr. Disc. Notes, 12.125%
(0% until 2004), 12/1/09(1)                            5,900         3,127,000
Nextlink Communications, Inc.,
Sr. Notes, 12.50%, 4/15/06                             1,680         1,738,800
World Access, Inc., Sr. Notes,
13.25%, 1/15/08                                          985           861,875
------------------------------------------------------------------------------
                                                                  $ 25,085,087
------------------------------------------------------------------------------
Total Corporate Bonds & Notes
   (identified cost $413,013,006)                                 $386,553,547
------------------------------------------------------------------------------

COMMON STOCKS, WARRANTS AND RIGHTS -- 1.9%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Broadcasting and Cable -- 0.1%
------------------------------------------------------------------------------
Ono Finance PLC, Warrants(2)(3)                        3,440      $          0
Ono Finance PLC, Warrants(2)(3)                        1,200                 0
Pegasus Communications Corp., Common                   2,729           383,850
UIH Australia/Pacific, Inc.,
Warrants(2)(3)                                           900            28,800
------------------------------------------------------------------------------
                                                                  $    412,650
------------------------------------------------------------------------------
Chemicals -- 0.0%
------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc.,
Common(2)                                              2,400      $     13,498
------------------------------------------------------------------------------
                                                                  $     13,498
------------------------------------------------------------------------------
Consumer Products -- 0.0%
------------------------------------------------------------------------------
HF Holdings, Inc., Warrants(2)(3)                      3,400      $          0
------------------------------------------------------------------------------
                                                                  $          0
------------------------------------------------------------------------------
Electronic Equipment -- 0.0%
------------------------------------------------------------------------------
Jordan Telecommunications, Deferred
Contingent Cash Rights(2)(3)                             700      $          0
------------------------------------------------------------------------------
                                                                  $          0
------------------------------------------------------------------------------
Information Technology Services -- 0.0%
------------------------------------------------------------------------------
Cybernet Internet Services
International, Inc., Warrants(2)(3)                    1,675      $     20,100
Diva Systems Corp., Warrants(2)(3)                     6,750                 0
Verio Inc., Common(2)                                  3,534           159,251
------------------------------------------------------------------------------
                                                                  $    179,351
------------------------------------------------------------------------------
Lodging and Gaming -- 0.0%
------------------------------------------------------------------------------
Peninsula Gaming LLC, Warrants(2)(3)                   6,338      $     38,027
------------------------------------------------------------------------------
                                                                  $     38,027
------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.1%
------------------------------------------------------------------------------
Key Energy Services, Inc.,
Warrants(2)(3)                                         1,000      $     90,000
R&B Falcon Corp., Warrants(2)                          1,600           512,000
------------------------------------------------------------------------------
                                                                  $    602,000
------------------------------------------------------------------------------
Semiconductors -- 0.2%
------------------------------------------------------------------------------
Intersil Corp., Warrants(2)(3)(4)                      1,250      $    717,151
------------------------------------------------------------------------------
                                                                  $    717,151
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Transportation -- 0.0%
------------------------------------------------------------------------------
Worldwide Flight Service, Warrants(2)(3)                 250      $          0
------------------------------------------------------------------------------
                                                                  $          0
------------------------------------------------------------------------------
Wireline Communication Services -
International -- 1.4%
------------------------------------------------------------------------------
Carrier1 International SA, Common                      5,500      $    526,281
Carrier1 International SA,
Warrants(2)(3)(4)                                      4,125         2,100,817
Completel Europe NV, Warrants(2)(3)                   19,600         1,372,000
Esat Telecom Group PLC, Common                         4,138           178,231
Primus Telecom Group, Warrants,
Exp. 8/1/04(2)(3)                                      1,150            81,498
Tele1 Europe Holding AB-ADR, Common                   19,567           374,219
Versatel Telecom BV, Warrants(2)(3)(4)                 3,500         1,990,633
------------------------------------------------------------------------------
                                                                  $  6,623,679
------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 0.1%
------------------------------------------------------------------------------
MGC Communications, Inc., Warrants,
Exp. 10/1/04(2)(4)                                     1,420      $    475,163
World Access, Inc., Common                             2,645            50,586
------------------------------------------------------------------------------
                                                                  $    525,749
------------------------------------------------------------------------------
Total Common Stocks, Warrants and Rights
   (identified cost $1,644,125)                                   $  9,112,105
------------------------------------------------------------------------------

PREFERRED STOCKS -- 6.5%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Apparel -- 0.0%
------------------------------------------------------------------------------
Cluett American Corp., 12.50%                             85      $      1,696
------------------------------------------------------------------------------
                                                                  $      1,696
------------------------------------------------------------------------------
Broadcasting and Cable -- 2.0%
------------------------------------------------------------------------------
Adelphia Communications Corp., 13%                    12,000      $  1,284,000
CSC Holdings, Inc., Series M, 11.125%
(PIK)                                                 32,885         3,485,810
Granite Broadcasting Corp., 12.75% (PIK)               2,375         2,375,000
Pegasus Communications Corp., 12.75%
(PIK)                                                  2,645         2,803,700
------------------------------------------------------------------------------
                                                                  $  9,948,510
------------------------------------------------------------------------------
SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
Business Services - Rental & Leasing -- 0.5%
------------------------------------------------------------------------------
Crown Castle International Corp., 12.75%
(PIK)                                                  2,336      $  2,336,000
------------------------------------------------------------------------------
                                                                  $  2,336,000
------------------------------------------------------------------------------
Machinery -- 0.0%
------------------------------------------------------------------------------
MMH Holdings, Inc., 12% (PIK)                            456      $      4,560
------------------------------------------------------------------------------
                                                                  $      4,560
------------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.7%
------------------------------------------------------------------------------
R&B Falcon Corp., 13.875% (PIK)                        3,070      $  3,377,000
------------------------------------------------------------------------------
                                                                  $  3,377,000
------------------------------------------------------------------------------
Wireless Communication Services -- 1.7%
------------------------------------------------------------------------------
Dobson Communications Corp., 12.25%
(PIK)                                                    706      $    698,940
Nextel Communications, Inc., 11.125%
(PIK)                                                  1,493         1,433,280
Rural Cellular Corp., 11.375% (PIK)                    2,813         2,841,130
Rural Cellular Corp., 12.25%                           3,200         3,200,000
------------------------------------------------------------------------------
                                                                  $  8,173,350
------------------------------------------------------------------------------
Wireline Communication Services -
International -- 0.6%
------------------------------------------------------------------------------
Global Crossing Holding Ltd., 10.5%
(PIK)                                                  2,800      $  2,800,000
------------------------------------------------------------------------------
                                                                  $  2,800,000
------------------------------------------------------------------------------
Wireline Communication Services -
North America -- 1.0%
------------------------------------------------------------------------------
Intermedia Communications, Inc., 7%                   45,000      $  2,160,000
IXC Communications, Inc., Series B,
12.5%                                                  2,702         2,864,120
Nextlink Communications, Inc., 14% (PIK)                 215            11,180
------------------------------------------------------------------------------
                                                                  $  5,035,300
------------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $31,033,989)                                  $ 31,676,416
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

COMMERCIAL PAPER -- 13.1%

                                                 PRINCIPAL
                                                 AMOUNT
SECURITY                                         (000'S OMITTED)  VALUE
------------------------------------------------------------------------------
Associates Corp. of North America,
6.23%, 4/3/00                                        $16,778      $ 16,772,193
CIT Group Holdings, Inc., 6.28%, 4/3/00               16,778        16,772,146
Ford Motor Credit Corp., 5.90%, 4/6/00                15,000        14,943,458
Prudential Funding Corp., 5.91%, 4/4/00               15,000        14,948,288
------------------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $63,436,085)                               $ 63,436,085
------------------------------------------------------------------------------
Total Investments -- 101.0%
   (identified cost $509,127,205)                                 $490,778,153
------------------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.0)%                          $ (4,661,640)
------------------------------------------------------------------------------
Net Assets -- 100.0%                                              $486,116,513
------------------------------------------------------------------------------

 (PIK) - Payment in kind.

 EUR - Euro Dollar

 GBP - British Pound

 DEM - Deutsche Mark
 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (2)  Non-income producing security.
 (3)  Restricted security.
 (4) Security valued at fair value using methods dertermined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF MARCH 31, 2000
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $509,127,205)        $490,778,153
Cash                                            18,073
Foreign currency, at value
   (cost $683,010)                             642,957
Receivable for investments sold              5,463,284
Receivable for Fund shares sold              4,927,364
Interest receivable                         10,056,013
Receivable for open forward foreign
   currency contracts                        1,372,828
------------------------------------------------------
TOTAL ASSETS                              $513,258,672
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for investments purchased         $ 24,048,184
Dividends payable                            1,890,152
Payable for Fund shares redeemed               953,748
Payable to affiliate for service fees            9,844
Accrued expenses                               240,231
------------------------------------------------------
TOTAL LIABILITIES                         $ 27,142,159
------------------------------------------------------
NET ASSETS                                $486,116,513
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $499,919,961
Accumulated undistributed net realized
   gain (computed on the basis of
   identified cost)                          1,830,036
Accumulated undistributed net investment
   income                                    1,468,363
Net unrealized depreciation (computed on
   the basis of identified cost)           (17,101,847)
------------------------------------------------------
TOTAL                                     $486,116,513
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $482,978,746
SHARES OUTSTANDING                          57,967,400
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       8.33
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 95.25 of $8.33)       $       8.75
------------------------------------------------------
Class I Shares
------------------------------------------------------
NET ASSETS                                $  3,137,767
SHARES OUTSTANDING                             316,445
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.92
------------------------------------------------------

 On sales of $25,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
MARCH 31, 2000
Investment Income
-----------------------------------------------------
Interest                                  $19,936,080
Dividends                                   1,542,699
Miscellaneous                                 301,132
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $21,779,911
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $ 1,228,286
Trustees fees and expenses                      4,934
Service fees
   Class A                                    268,664
Transfer and dividend disbursing agent
   fees                                       194,069
Custodian fee                                 104,557
Registration fees                              90,144
Legal and accounting services                  26,410
Printing and postage                           25,294
Miscellaneous                                  33,177
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,975,535
-----------------------------------------------------

NET INVESTMENT INCOME                     $19,804,376
-----------------------------------------------------

Realized and Unrealized
Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 6,554,084
   Foreign currency and forward foreign
      currency exchange
      contract transactions                 2,217,201
-----------------------------------------------------
NET REALIZED GAIN                         $ 8,771,285
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(4,699,265)
   Foreign currency and forward foreign
      currency exchange contracts           1,755,321
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(2,943,944)
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 5,827,341
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $25,631,717
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       MARCH 31, 2000    YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       SEPTEMBER 30, 1999
------------------------------------------------------------------------------
From operations --
   Net investment income                  $     19,804,376  $       27,554,216
   Net realized gain                             8,771,285             412,584
   Net change in unrealized
      appreciation (depreciation)               (2,943,944)            729,410
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $     25,631,717  $       28,696,210
------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                             $    (19,258,033) $      (26,817,740)
      Class I                                      (38,228)             (3,186)
------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $    (19,296,261) $      (26,820,926)
------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    192,058,600  $      171,390,929
      Class I                                    3,103,114             243,469
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                    9,205,939          12,868,702
      Class I                                       23,174               1,187
   Cost of shares redeemed
      Class A                                  (55,770,290)        (79,969,507)
      Class I                                     (202,384)             (6,997)
------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $    148,418,153  $      104,527,783
------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    154,753,609  $      106,403,067
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $    331,362,904  $      224,959,837
------------------------------------------------------------------------------
AT END OF PERIOD                          $    486,116,513  $      331,362,904
------------------------------------------------------------------------------

Accumulatd undistributed
net investement income
included in net assets
------------------------------------------------------------------------------
AT END OF PERIOD                          $      1,468,363  $          960,248
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                             CLASS A
                                ------------------------------------------------------------------
                                SIX MONTHS ENDED              YEAR ENDED SEPTEMBER 30,
                                MARCH 31, 2000    ------------------------------------------------
                                (UNAUDITED)         1999      1998      1997      1996      1995
--------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                        $  8.160      $8.03     $8.70     $8.12     $7.92     $   7.90
--------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------
Net investment income               $  0.411      $0.83     $0.81     $0.79     $0.80     $   0.82
Net realized and unrealized
   gain (loss)                         0.168       0.11     (0.70)     0.57      0.21         0.02
--------------------------------------------------------------------------------------------------
TOTAL INCOME FROM OPERATIONS        $  0.579      $0.94     $0.11     $1.36     $1.01     $   0.84
--------------------------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------------------------
From net investment income          $ (0.409)     $(0.81  ) $(0.78  ) $(0.77  ) $(0.80  ) $  (0.82)
In excess of net investment
   income                                 --         --        --     (0.01)    (0.01)          --
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $ (0.409)     $(0.81  ) $(0.78  ) $(0.78  ) $(0.81  ) $  (0.82)
--------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                           $  8.330      $8.16     $8.03     $8.70     $8.12     $   7.92
--------------------------------------------------------------------------------------------------

TOTAL RETURN(1)                         7.21%     11.97%     0.98%    17.68%    13.41%       11.25%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                  $482,979      $331,130  $224,960  $207,522  $143,844  $106,414
Ratios (As a percentage of
   average daily net assets):
   Expenses                             1.00%(2)   1.01%     1.04%     1.05%     1.07%        1.09%
   Net investment income               10.02%(2)   9.97%     9.22%     9.32%     9.96%       10.50%
Portfolio Turnover                        58%       132%      141%      105%       81%          84%
--------------------------------------------------------------------------------------------------

 (1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                 CLASS I
                                ------------------------------------------
                                SIX MONTHS ENDED  YEAR ENDED SEPTEMBER 30,
                                MARCH 31, 2000    ------------------------
                                (UNAUDITED)               1999(1)
--------------------------------------------------------------------------
Net asset value -- Beginning
   of period                        $ 9.710                $10.00
--------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------
Net investment income               $ 0.497                $ 0.25
Net realized and unrealized
   gain (loss)                        0.208                 (0.29)(2)
--------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $ 0.705                $(0.04)
--------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------
From net investment income          $(0.495)               $(0.25)
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $(0.495)               $(0.25)
--------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                           $ 9.920                $ 9.71
--------------------------------------------------------------------------

TOTAL RETURN(3)                        7.39%                (0.44)%
--------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                  $ 3,138                $  233
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.84%(4)              0.89%(4)
   Net investment income               9.80%(4)             10.12%(4)
Portfolio Turnover                       58%                  132%
--------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class I shares, July 1, 1999, to September 30, 1999.
 (2) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Income Fund of Boston (the Trust), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end, management investment company. The Trust offers two classes of shares: Class A shares and Class I shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase; Class I shares are sold at net asset value. Each class represents a pro rata interest in the Trust, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Trust. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date.

 C Federal Taxes -- The Trust's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 1999, the Trust, for federal income tax purposes, had a capital loss carryover of $4,490,056 which will reduce the Trust's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2000 ($2,042,401), 2003 ($1,177) and 2004 ($2,446,478). At
   September 30, 1999 net capital losses of $2,038,773 attributable to security transactions incurred after October 31, 1998, are treated as arising on the first day of the Trust's current taxable year.

 D Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Trust. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Trust maintains with IBT. All significant credit balances used to reduce the Trust's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended March 31, 2000, $1,646 credit balances were used to reduce the Trust's custodian fee.

 F Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities sold are determined on the basis of identified cost.

 G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Interim Financial Statements -- The interim financial statements relating to
   March 31, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   The net investment income of the Trust is determined daily, and substantially all of the net investment income so determined is declared daily as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest capital gain distributions in additional shares of the Trust at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Trust or, at the election of the shareholder, in cash. The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares were as follows:

                                              SIX MONTHS ENDED
                                              MARCH 31, 2000    YEAR ENDED
    CLASS A                                   (UNAUDITED)       SEPTEMBER 30, 1999
    ------------------------------------------------------------------------------
    Sales                                           22,949,470          20,633,005
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                     1,105,702           1,551,930
    Redemptions                                     (6,669,685)         (9,633,789)
    ------------------------------------------------------------------------------
    NET INCREASE                                    17,385,487          12,551,146
    ------------------------------------------------------------------------------

                                              SIX MONTHS ENDED  YEAR ENDED
                                              MARCH 31, 2000    SEPTEMBER 30,
    CLASS I                                   (UNAUDITED)       1999(1)
    ------------------------------------------------------------------------------
    Sales                                              310,325              24,598
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                         2,326                 122
    Redemptions                                        (20,208)               (718)
    ------------------------------------------------------------------------------
    NET INCREASE                                       292,443              24,002
    ------------------------------------------------------------------------------

 (1) For the period from the commencement of offering of Class I shares, July 1, 1999 to September 30, 1999.

4 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee, computed at a monthly rate of 5/96 of 1% (0.625% annually) of the Trust's average daily net assets, was earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Trust. Except as to Trustees of the Trust who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Trust out of such investment adviser fee. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Trust's principal underwriter, received approximately $143,564 of the sales charge on sales of Class A shares during the six months ended
   March 31, 2000. Certain officers and Trustees of the Trust are officers of the above organizations.

5 Service Plan
-------------------------------------------
   The Trust has in effect a service plan for Class A shares (the Plan). The Plan authorizes the Trust to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% of the Trust's average daily net assets attributable to Class A shares for each fiscal year. The Trustees initially implemented the Plan by authorizing the Trust to make quarterly payments of service fees to EVD and investment dealers equal to 0.25% per annum of the Trust's average daily net assets attributable to Class A shares based on the value of Trust shares sold by such persons and remaining outstanding for at least one year. On October 4, 1999, the Trustees approved service fee payments equal to 0.25% per annum of the Trust's average daily net assets attributable to Class A shares for any fiscal year on shares of the Trust sold on or after October 12, 1999. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the six months ended March 31, 2000 amounted to $268,664 for Class A shares.

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

6 Financial Instruments
-------------------------------------------
   The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   A summary of obligations under these financial instruments at March 31, 2000 is as follows:

                    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                              SALES
    ------------------------------------------------------------------------------------------
    SETTLEMENT                                               IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)        DELIVER                                   (IN U.S. DOLLARS)  APPRECIATION
    ------------------------------------------------------------------------------------------
    4/17/00-       British Pound Sterling
    5/22/00        7,531,083                                  $    12,196,073   $      178,768
    4/17/00-       Euro Dollar
    6/19/00        38,824,809                                      38,525,170        1,208,928
    ------------------------------------------------------------------------------------------
                                                              $    50,721,243   $    1,387,696
    ------------------------------------------------------------------------------------------

                                            PURCHASES
    ------------------------------------------------------------------------------------------
    SETTLEMENT                                               DELIVER            NET UNREALIZED
    DATE(S)        IN EXCHANGE FOR                           (IN U.S. DOLLARS)  DEPRECIATION
    ------------------------------------------------------------------------------------------
    4/17/00        British Pound Sterling
                   1,305,432                                 $       2,095,665  $      (12,791)
    4/17/00        Euro Dollar
                   941,026                                             904,952          (2,077)
    ------------------------------------------------------------------------------------------
                                                             $       3,000,617  $      (14,868)
    ------------------------------------------------------------------------------------------

7 Line of Credit
-------------------------------------------
   The Trust participates with other portfolios and funds managed by Boston Management Research (BMR) and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Trust solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Trust did not have any significant borrowings or allocated fees during the six months ended March 31, 2000.

8 Purchases and Sales of Investments
-------------------------------------------
   The Trust invests primarily in debt securities. The ability of the issuers of the debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $322,857,873 and $207,411,586, respectively, for the six months ended March 31, 2000.

9 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2000 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $509,127,205
    ------------------------------------------------------
    Gross unrealized appreciation             $ 14,786,404
    Gross unrealized depreciation              (33,135,456)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $(18,349,052)
    ------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

10 Restricted Securities
-------------------------------------------
   At March 31, 2000 the Trust owned the following securities (representing 1.32% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Trust has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                              DATE OF
    DESCRIPTION                               ACQUISITION  SHARES/FACE  COST      FAIR VALUE
    ----------------------------------------------------------------------------------------
    COMMON STOCKS, WARRANTS AND RIGHTS
    ----------------------------------------------------------------------------------------
    Carrier1 International SA, Warrants          9/09/99-
                                                  2/25/00        4,125  $531,250  $2,100,817
    Completel Europe NV, Warrants                10/19/99       19,600         0   1,372,000
    Cybernet Internet Services                  10/20/99-
     International, Inc., Warrants               10/28/99        1,675   105,000      20,100
    Diva Systems Corp., Warrants                12/30/98-
                                                  9/21/99        6,750        23           0
    HF Holdings, Inc., Warrants                  9/24/97-
                                                  8/04/98        3,400   182,579           0
    Intersil Corp., Warrants                     12/10/99        1,250         0     717,151
    Jordan Telecommunications, Deferred
     Contingent Cash Rights                       3/22/00          700         0           0
    Key Energy Services, Inc., Warrants           7/09/99        1,000    15,000      90,000
    Ono Finance PLC, Warrants                   10/12/99-
                                                 11/15/99        4,640         0           0
    Peninsula Gaming LLC, Warrants                7/08/99        6,338         0      38,027
    Primus Telecom Group, Warrants, Exp.
     8/1/04                                      10/31/97        1,150         0      81,498
    UIH Australia/Pacific, Inc., Warrants         3/05/98          900         0      28,800
    Versatel Telecom BV, Warrants                8/11/98-
                                                  1/29/99        3,500         0   1,990,634
    Worldwide Flight Service, Warrants            8/05/99          250         0           0
    ----------------------------------------------------------------------------------------
                                                                        $833,852  $6,439,027
    ----------------------------------------------------------------------------------------

EATON VANCE INCOME FUND OF BOSTON AS OF MARCH 31, 2000

INVESTMENT MANAGEMENT

EATON VANCE INCOME FUND OF BOSTON

Officers

James B. Hawkes
President and Trustee

Thomas P. Huggins
Vice President

Michael W. Weilheimer
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Donald R. Dwight
President, Dwight Partners, Inc.

Robert Gluck
Management Consultant

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

INVESTMENT ADVISER OF EATON VANCE
INCOME FUND OF BOSTON
Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617)482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02904-9653
(800) 262-1122









EATON VANCE INCOME FUND OF BOSTON
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


-------------------------------------------------------------------------------
  This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
443-5/00                                                             IBSRC-5/00